Cover	Nov. 22, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 22, 2022
Entity Incorporation, State or Country Code	L2
Entity File Number	1-36820
Entity Tax Identification Number	98-1183488
Entity Address, Address Line One	20 On Hatch, Lower Hatch Street
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Country Region	353
City Area Code	1
Local Phone Number	438-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001613103
Entity Registrant Name	Medtronic plc
Entity Address, Postal Zip Code	D02 XH02
Amendment Flag	false
Ordinary shares, par value $0.0001 per share
Entity Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	MDT
Security Exchange Name	NYSE
0.00% Senior Notes due 2022
Entity Information [Line Items]
Title of 12(b) Security	0.00% Senior Notes due 2022
Trading Symbol	MDT/22B
Security Exchange Name	NYSE
0.375% Senior Notes due 2023
Entity Information [Line Items]
Title of 12(b) Security	0.375% Senior Notes due 2023
Trading Symbol	MDT/23B
Security Exchange Name	NYSE
0.000% Senior Notes due 2023
Entity Information [Line Items]
Title of 12(b) Security	0.000% Senior Notes due 2023
Trading Symbol	MDT/23C
Security Exchange Name	NYSE
0.25% Senior Notes due 2025
Entity Information [Line Items]
Title of 12(b) Security	0.25% Senior Notes due 2025
Trading Symbol	MDT/25
Security Exchange Name	NYSE
0.000% Senior Notes due 2025
Entity Information [Line Items]
Title of 12(b) Security	0.000% Senior Notes due 2025
Trading Symbol	MDT/25A
Security Exchange Name	NYSE
Senior Notes 2022 Due 2025
Entity Information [Line Items]
Title of 12(b) Security	2.650% Senior Notes due 2025
Trading Symbol	MDT/25B
Security Exchange Name	NYSE
1.125% Senior Notes due 2027
Entity Information [Line Items]
Title of 12(b) Security	1.125% Senior Notes due 2027
Trading Symbol	MDT/27
Security Exchange Name	NYSE
0.375% Senior Notes due 2028
Entity Information [Line Items]
Title of 12(b) Security	0.375% Senior Notes due 2028
Trading Symbol	MDT/28
Security Exchange Name	NYSE
Senior Notes 2022 Due 2028
Entity Information [Line Items]
Title of 12(b) Security	3.000% Senior Notes due 2028
Trading Symbol	MDT/28A
Security Exchange Name	NYSE
1.625% Senior Notes due 2031
Entity Information [Line Items]
Title of 12(b) Security	1.625% Senior Notes due 2031
Trading Symbol	MDT/31
Security Exchange Name	NYSE
1.00% Senior Notes due 2031
Entity Information [Line Items]
Title of 12(b) Security	1.00% Senior Notes due 2031
Trading Symbol	MDT/31A
Security Exchange Name	NYSE
Senior Notes 2022 Due 2031
Entity Information [Line Items]
Title of 12(b) Security	3.125% Senior Notes due 2031
Trading Symbol	MDT/31B
Security Exchange Name	NYSE
0.750% Senior Notes due 2032
Entity Information [Line Items]
Title of 12(b) Security	0.750% Senior Notes due 2032
Trading Symbol	MDT/32
Security Exchange Name	NYSE
Senior Notes 2022 Due 2034
Entity Information [Line Items]
Title of 12(b) Security	3.375% Senior Notes due 2034
Trading Symbol	MDT/34
Security Exchange Name	NYSE
2.250% Senior Notes due 2039
Entity Information [Line Items]
Title of 12(b) Security	2.250% Senior Notes due 2039
Trading Symbol	MDT/39A
Security Exchange Name	NYSE
1.50% Senior Notes due 2039
Entity Information [Line Items]
Title of 12(b) Security	1.50% Senior Notes due 2039
Trading Symbol	MDT/39B
Security Exchange Name	NYSE
1.375% Senior Notes due 2040
Entity Information [Line Items]
Title of 12(b) Security	1.375% Senior Notes due 2040
Trading Symbol	MDT/40A
Security Exchange Name	NYSE
1.75% Senior Notes due 2049
Entity Information [Line Items]
Title of 12(b) Security	1.75% Senior Notes due 2049
Trading Symbol	MDT/49
Security Exchange Name	NYSE
1.625% Senior Notes due 2050
Entity Information [Line Items]
Title of 12(b) Security	1.625% Senior Notes due 2050
Trading Symbol	MDT/50
Security Exchange Name	NYSE